Consolidated Statements of Comprehensive Income (Loss) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 55,620,356	$ 35,869,314	$ 34,171,201
Cost of sales	(39,968,186)	(29,211,724)	(30,067,141)
Gross profit	15,652,170	6,657,590	4,104,060
Administrative expenses	(2,042,642)	(2,019,328)	(1,637,425)
Other income (expense), net	(77,406)	546,749	(136,582)
Interest income	65,948	107,826	145,995
Interest expense	(87,445)	(53,746)	(55,049)
Foreign exchange loss, net	325,011	(363,164)	(784,583)
Income before income taxes	13,835,636	4,875,927	1,636,416
Income taxes	(4,389,769)	(2,077,844)	(3,276,274)
Net income (loss) for the year	9,445,867	2,798,083	(1,639,858)
Comprehensive (loss) for the year:
Translation effects of foreign subsidiaries	(589,961)	(357,217)	(1,103,310)
Total other comprehensive (loss) for the year, net of income taxes	(589,961)	(357,217)	(1,103,310)
Comprehensive income (loss) for the year, net of tax	8,855,906	2,440,866	(2,743,168)
Controlling interest	9,444,208	2,798,188	(1,635,909)
Non-controlling interest	1,659	(105)	(3,949)
Net income (loss) for the year	9,445,867	2,798,083	(1,639,858)
Comprehensive income (loss) attributable to:
Controlling interest	8,850,755	2,429,656	(3,091,337)
Non-controlling interest	5,151	11,210	348,169
Comprehensive income (loss) for the year	$ 8,855,906	$ 2,440,866	$ (2,743,168)
Weighted average shares outstanding (in thousands of shares) (in Shares)	462,810	463,483	465,069
Income (loss) per share (controlling interest) (Mexican pesos) (in Pesos per share)	$ 20.41	$ 6.04	$ (3.52)